Loans - Loan Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Total Loans	$ 1,997,879	$ 2,057,502
Allowance for loan losses	(26,641)	(25,028)
Net loans	1,971,238	2,032,474
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	246,502	409,876
Commercial Real Estate Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	295,452	278,413
Commercial Real Estate Non Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	829,310	705,072
Residential Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	430,060	442,588
Real Estate Construction [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	157,127	175,609
Farm Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	28,419	33,102
Consumer and Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	$ 11,009	$ 12,842